Financial Risks - Summary of Non-derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	¥ (16,713,284)	¥ (12,923,485)
Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(13,357,180)	(10,818,611)
Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(6,965,631)	(5,913,123)
Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(2,870,280)	(1,887,194)
Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	36,993,969	29,836,530
Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(39,906,376)	(31,542,412)
Derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(74,298)	(41,958)
In	150,390	58,806
Out	(222,251)	(90,525)
Total	(146,158)	(73,678)
Derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(103,424)	(155,214)
In	433,343	187,514
Out	(519,535)	(220,701)
Total	(189,617)	(188,401)
Derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(54,923)	(109,599)
In	362,638	589,139
Out	(427,529)	(706,363)
Total	(119,815)	(226,823)
Derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(5,040)	(8,498)
In	181,391	0
Out	(200,860)	0
Total	(24,508)	(8,498)
Derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	238,503	296,438
Out	193,686	159,819
Total	432,189	456,257
Derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(237,685)	(315,269)
In	1,127,763	835,459
Out	(1,370,175)	(1,017,589)
Total	(480,098)	(497,400)
Non-derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(1,398,947)	(941,708)
Commercial paper	(4,222,660)	(3,765,973)
Long-term debt	(10,862,374)	(8,067,346)
Lease liabilities	(83,145)	(74,780)
Total	(16,567,126)	(12,849,807)
Non-derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(13,051,900)	(10,527,952)
Lease liabilities	(115,664)	(102,258)
Total	(13,167,564)	(10,630,210)
Non-derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(6,770,969)	(5,609,531)
Lease liabilities	(74,847)	(76,769)
Total	(6,845,816)	(5,686,300)
Non-derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(2,601,665)	(1,624,601)
Lease liabilities	(244,107)	(254,096)
Total	(2,845,772)	(1,878,696)
Non-derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	1,387,832	916,725
Commercial paper	4,100,127	3,673,447
Long-term debt	30,611,253	24,333,981
Lease liabilities	462,568	456,120
Total	36,561,780	29,380,273
Non-derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(1,398,947)	(941,708)
Commercial paper	(4,222,660)	(3,765,973)
Long-term debt	(33,286,908)	(25,829,430)
Lease liabilities	(517,763)	(507,902)
Total	¥ (39,426,278)	¥ (31,045,012)